UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22942

PMF TEI Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
PMF TEI Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/14

Date of reporting period: 09/30/14

Item 1.	Schedule of Investments.

PMF TEI Fund, L.P. invests substantially all of its assets in The Endowment PMF Master Fund, L.P. (the “Master Fund”), as discussed in the accompanying notes. The Schedule of Investments of the Master Fund is included herein.

PMF TEI FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

September 30, 2014

(Unaudited)

(1) ORGANIZATION

PMF TEI Fund, L.P. (the “TEI Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on March 31, 2014, as a non-diversified, closed-end management investment company. The TEI Fund was created to serve as a feeder fund for PMF TEI Offshore Fund, Ltd. (the “Offshore Fund”), which in turn is a feeder fund for The Endowment PMF Master Fund, L.P. (the “Master Fund”). There are currently three feeder funds (the “Feeder Funds”). For convenience, reference to the TEI Fund may include the Offshore Fund and Master Fund, as the context requires.

The TEI Fund’s investment objective is to manage a portfolio of investment funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations, other foreign investment vehicles (collectively, the “Investment Funds”), and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of The Endowment Master Fund, L.P. (the “Legacy Master Fund”), managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings. The Master Fund’s Schedule of Investments, included elsewhere in this report, should be read in conjunction with this report. The Offshore Fund serves solely as an intermediary for the TEI Fund’s investment in the Master Fund. The percentage of the Master Fund’s partnership interests indirectly owned by the TEI Fund on September 30, 2014, was 31.17%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the TEI Fund, the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the TEI Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the TEI Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the TEI Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the TEI Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the TEI Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the TEI Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the TEI Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

1

PMF TEI FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2014

(Unaudited)

Under the TEI Fund’s organizational documents, the TEI Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the TEI Fund. In the normal course of business, the TEI Fund enters into contracts with service providers, which also provide for indemnifications by the TEI Fund. The TEI Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the TEI Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

On March 31, 2014 the Master Fund received in an in-kind transfer a portfolio of Investment Funds from the Legacy Master Fund, in exchange for limited partnership interests (the “Interests”) of the Master Fund totaling $1,723,272,229. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the Master Fund with a total market value of $1,490,836,309, consisting of total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively. Partners in four feeder funds to the Legacy Master Fund elected to transfer $882,298,855 of Interests to the TEI Fund.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the TEI Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) CASH EQUIVALENTS

The TEI Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The TEI Fund records investment transactions on a trade-date basis.

Investments that are held by the TEI Fund are marked to fair value at the reporting date.

(d) INVESTMENT VALUATION

The valuation of the TEI Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the TEI Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the TEI Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the TEI Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

2

PMF TEI FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2014

(Unaudited)

The TEI Fund invests substantially all of its assets in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the TEI Fund’s proportional share of the Master Fund’s partners’ capital, through the Offshore Fund. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Schedule of Investments, included elsewhere in this report.

(e) USE OF ESTIMATES

The Schedule of Investments has been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results may differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The TEI Fund records its investment in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund, at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s Notes to Schedule of Investments, included elsewhere in this report.

(4) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the TEI Fund may invest either directly or through the Offshore Fund and Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The TEI Fund’s risk of loss in these Investment Funds is limited to the TEI Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Offshore Fund and Master Fund.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

As of September 30, 2014, all of the investments made by the TEI Fund were in the Master Fund (through the Offshore Fund).

3

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22940

The Endowment PMF Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment PMF Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/14

Date of reporting period: 09/30/14

Item 1.	Schedule of Investments.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

September 30, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (2.04% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		$19,375,756
Sentient Global Resources Fund IV, L.P.		7,407,309
Private Equity (21.15% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		1,203,110
CX Partners Fund Ltd (1)(2)		19,766,032
Gavea Investment Fund II A, L.P.		1,518,552
Gavea Investment Fund III A, L.P.		27,967,302
Hillcrest Fund, L.P. (2)		9,709,403
India Asset Recovery Fund L.P.		194,683
J.C. Flowers III L.P. (1)		10,960,312
LC Fund IV, L.P. (1)(2)		22,644,832
New Horizon Capital III, L.P. (1)		27,892,653
Northstar Equity Partners III		6,171,490
Orchid Asia IV, L.P. (1)		7,987,214
Reservoir Capital Partners (Cayman), L.P.		11,756,408
Tiger Global Private Investment Partners IV, L.P.		9,133,110
Tiger Global Private Investment Partners V, L.P. (1)		50,970,412
Tiger Global Private Investment Partners VI, L.P.		9,445,057
Trustbridge Partners II, L.P. (1)		16,326,206
Trustbridge Partners III, L.P. (2)		31,053,280
Trustbridge Partners IV, L.P. (1)		12,753,028
Real Estate (1.81% of Partners’ Capital)
Forum European Realty Income III, L.P.		13,437,012
Phoenix Asia Real Estate Investments II, L.P. (1)		8,944,462
Phoenix Real Estate Fund (T) L.P. (2)		1,380,202
Relative Value (0.03% of Partners’ Capital)
Montrica Global Opportunities Fund L.P. (2)	22,692	427,025

Total Cayman Islands		328,424,850

Guernsey
Private Equity (0.47% of Partners’ Capital)
Mid Europa Fund III LP (1)		6,119,278

Total Guernsey		6,119,278

United Kingdom
Private Equity (0.37% of Partners’ Capital)
Darwin Private Equity I L.P. (1)		4,840,062
Real Estate (0.47% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		1,530,185
Patron Capital, L.P. II		379,249
Patron Capital, L.P. III		4,242,346

Total United Kingdom		10,991,842

United States
Energy (15.14% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (1)		2,988,533
ArcLight Energy Partners Fund V, L.P. (1)		6,088,107
CamCap Resources, L.P.		178,911
EnCap Energy Capital Fund VII-B LP (1)		2,985,613
EnCap Energy Infrastructure TE Feeder, L.P. (1)(2)		6,026,307
Energy & Minerals Group Fund II, L.P. (1)		17,097,432
Intervale Capital Fund, L.P. (1)		16,180,581
Merit Energy Partners G, L.P. (1)		19,017,169
Midstream & Resources Follow-On Fund, L.P. (1)(2)		29,233,393
NGP Energy Technology Partners II, L.P. (1)		6,500,000
NGP IX Offshore Fund, L.P. (1)		22,026,448
NGP Midstream & Resources, L.P. (1)		17,567,851
Quantum Parallel Partners V, L.P. (2)		37,360,000
Tenaska Power Fund II-A, L.P. (1)(2)		15,433,888

See accompanying notes to the Schedule of Investments.

1

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

September 30, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Event-Driven (4.19% of Partners’ Capital)
BDCM Partners I L.P.		$23,567,855
Credit Distressed Blue Line Fund, L.P. (3)		8,885,013
Fortelus Special Situations Fund LP(2)		3,711,297
Halcyon European Structured Opportunities Fund L.P. (3)		57,158
Harbinger Capital Partners Fund I, L.P. (3)		14,525,867
Harbinger Capital Partners Fund II, L.P.		1,006,530
Harbinger Capital Partners Special Situations Fund, L.P.		727,889
Harbinger Class L Holdings (U.S.), LLC		90,044
Harbinger Class LS Holdings I (U.S.) Trust	3,225	—
Harbinger Class PE Holdings (U.S.) Trust	6	1,020,581
Prospect Harbor Credit Partners LP		1,363,529
Global Macro and Trading (2.43% of Partners’ Capital)
Blueshift Energy Fund, LP (3)		31,592,078
Passport Global Strategies III Ltd. (2)	1,896	259,592
Private Equity (27.38% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.		3,826,587
Advent Latin American Private Equity Fund V-F L.P.		10,120,229
BDCM Opportunity Fund II, L.P. (1)		9,736,780
Black River Commodity Multi-Strategy Fund LLC		520,941
Capital Royalty Partners LP (1)		778,621
Catterton Growth Partners, L.P.		16,794,340
CCM Small Cap Value Qualified Fund, L.P. (3)		1,839,277
Chrysalis Ventures III, L.P.		1,979,674
Crosslink Crossover Fund IV, L.P. (2)		792,579
Crosslink Crossover Fund V, L.P.		4,695,290
Crosslink Crossover Fund VI, L.P.		15,529,178
Dace Ventures I, LP (2)		1,198,296
Fairhaven Capital Partners, L.P.		7,033,905
Founders Fund III, LP		18,459,458
Founders Fund IV, LP		15,531,682
Garrison Opportunity Fund II A LLC		12,651,514
Garrison Opportunity Fund LLC (2)		15,505,726
HealthCor Partners Fund, L.P. (2)		7,127,252
Highland Credit Strategies Liquidation Vehicle Onshore		1,686,047
Integral Capital Partners VIII, L.P. (2)		3,069,495
Ithan Creek Partners, L.P.		11,937,001
Kior Shares Liquidating Capital Account		—
L-R Global Partners, L.P.		342,018
MatlinPatterson Global Opportunities Partners III L.P. (1)		8,573,050
Middle East North Africa Opportunities Fund, L.P. (3)	4,300	1,271,897
Monomoy Capital Partners II, L.P.		4,872,828
Monomoy Capital Partners, L.P.		1,620,062
Monsoon India Select Equity Fund 2, L.P. (2)		253,423
Monsoon India Select Equity Fund, L.P.		142,018
Penta Asia Domestic Partners, L.P.		2,170,036
Pine Brook Capital Partners, L.P. (1)		18,813,842
Pinto America Growth Fund, L.P.		1,601,047
Private Equity Investment Fund IV, L.P. (1)(2)		5,625,560
Private Equity Investment Fund V, L.P. (1)(2)		39,490,932
Saints Capital VI, L.P. (1)(2)		12,528,696
Samlyn Onshore Fund, LP		333,361
Sanderling Venture Partners VI Co-Investment Fund, L.P.		1,410,088
Sanderling Venture Partners VI, L.P.		1,081,235
Steel Partners Japan Strategic Fund, L.P.		1,723,920
Sterling Capital Partners II, L.P. (1)		1,148,091
Sterling Group Partners II, L.P.		864,709
Sterling Group Partners III, L.P.		10,031,362

See accompanying notes to the Schedule of Investments.

2

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

September 30, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (27.38% of Partners’ Capital) (continued)
Strategic Value Global Opportunities Fund I-A, L.P.		$1,352,722
TAEF Fund, LLC		3,435,385
Tenaya Capital V, LP		4,823,876
Tenaya Capital VI, LP		5,510,575
The Column Group, LP		11,730,158
The Raptor Global Fund L.P.	1,549	784,510
Trivest Fund IV, L.P.(1)(2)		16,075,841
Tuckerbrook SB Global Distressed Fund I, L.P.(2)		4,163,930
Valiant Capital Partners LP		5,207,645
VCFA Private Equity Partners IV, L.P.(1)		904,209
VCFA Venture Partners V, L.P.		2,319,962
Voyager Capital Fund III, L.P.		3,681,622
WestView Capital Partners II, L.P.(1)(2)		24,428,366
Real Estate (8.38% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.(1)		399,087
Cypress Realty VI Limited Partnership		4,689,175
Florida Real Estate Value Fund, L.P.(2)		6,620,551
GTIS Brazil Real Estate Fund (Brazilian Real) LP(1)(2)		20,131,294
Lone Star Real Estate Fund II (U.S.), L.P.		3,908,132
Monsoon Infrastructure & Realty Co-Invest, L.P.(2)		14,046,040
Northwood Real Estate Co-Investors LP(1)		7,152,927
Northwood Real Estate Partners LP(1)		12,190,439
Parmenter Realty Fund III, L.P.		2,616,556
Parmenter Realty Fund IV, L.P.(1)		5,759,185
Pearlmark Mezzanine Realty Partners III, L.L.C.(1)		9,060,143
Pennybacker II, LP(1)(2)		6,095,443
SBC Latin America Housing US Fund, LP(2)		8,451,091
Square Mile Partners III LP(1)		8,865,490
Relative Value (7.81% of Partners’ Capital)
Blue Mountain Credit Alternatives Fund L.P.		51,843,834
Eton Park Fund, L.P.		2,140,681
Kenmont Onshore Fund, L.P.(2)		15,787
King Street Capital, L.P.		905,325
Magnetar Capital Fund LP(2)		3,814,159
Magnetar SPV LLC(2)		1,594,364
Millennium USA LP		13,705,845
OZ Asia Domestic Partners, LP(1)		1,632,219
PIPE Equity Partners, LLC(3)		7,456,315
PIPE Select Fund LLC(3)		18,300,511
Stark Investments Ltd Partnership(1)		93,365
Stark Select Asset Fund, LLC		971,208

Total United States		857,081,680

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		1,202,617,650	91.67%

Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Energy (0.10% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		1,374,215
Private Equity (0.04% of Partners’ Capital)
Quorum Fund Ltd	8,762	511,441
Relative Value (1.05% of Partners’ Capital)
CRC Credit Fund Ltd.	53,673	13,152,844
Overseas CAP Partners, Inc.	78	638,377

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		15,676,877

Total Passive Foreign Investment Companies		15,676,877	1.19%

See accompanying notes to the Schedule of Investments.

3

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

September 30, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Private Corporations
United States
Real Estate (0.73% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		$1,357,456
Legacy Partners Realty Fund III, Inc.		6,606,748
Net Lease Private REIT V, Inc.		18,566
Net Lease Private REIT VI, Inc.		563,614
Net Lease Private REIT VII, Inc.		526,301
Net Lease Private REIT VII-A, Inc.		526,301

Total Private Corporations		9,598,986	0.73%

Total Investments in Investment Funds (Cost $1,058,726,150)		1,227,893,513	93.59%

Total Investments (Cost $1,058,726,150)		$1,227,893,513	93.59%

The Master Fund’s total outstanding capital commitments to Investment Funds as of September 30, 2014 were $171,515,787. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Income producing investment
(2)	Affiliated investments (See Note 4b)
(3)	Affiliated investments for which ownership exceeds 25% of Partners’ Capital

See accompanying notes to the Schedule of Investments.

4

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

September 30, 2014

(Unaudited)

(1) ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds (the “Feeder Funds”).

The Master Fund’s investment objective is to manage a portfolio of investment funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations, other foreign investment vehicles (collectively, the “Investment Funds”), and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of The Endowment Master Fund, L.P. (the “Legacy Master Fund”), managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2014

(Unaudited)

On March 31, 2014 the Master Fund received in an in-kind transfer a portfolio of Investment Funds from the Legacy Master Fund, in exchange for limited partnership interests (the “Interests”) of the Master Fund totaling $1,723,272,229. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the Master Fund with a total market value of $1,490,836,309, consisting of total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the Schedule of Investments.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of September 30, 2014.

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2014

(Unaudited)

policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds. Investment Funds are typically categorized as Level 2 or Level 3 in the fair value hierarchy based upon liquidity.

•

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the fair valuation procedures approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2014

(Unaudited)

(f) USE OF ESTIMATES

The Schedule of Investments has been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results may differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —

unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

• Level 2 —	investments with other significant observable inputs or investments that can be fully redeemed at the NAV in the “near term”

• Level 3—

investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or lock-up periods greater than quarterly

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2014

(Unaudited)

The following is a summary categorization of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments as of September 30, 2014:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
	Investments	Investments	Investments	Investments
Investment Funds
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Energy	$—	$—	$225,467,298	$225,467,298
Event-Driven	—	—	54,955,763	54,955,763
Global Macro and Trading	—	—	31,851,670	31,851,670
Private Equity	—	—	647,543,272	647,543,272
Real Estate	—	—	139,899,009	139,899,009
Relative Value	—	—	102,900,638	102,900,638
Passive Foreign Investment Companies
Energy	—	—	1,374,215	1,374,215
Private Equity	—	—	511,441	511,441
Relative Value	—	—	13,791,221	13,791,221
Private Corporations
Real Estate	—	—	9,598,986	9,598,986

Total	$—	$—	$1,227,893,513	$1,227,893,513

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 or Level 2 investments.

The following table is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 fair value measurements for investments held as of September 30, 2014:

	Fair Value as of September 30, 2014	Valuation Technique	Liquidity of Investments	Adjustments To NAV**
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Energy	$225,467,298	NAV as Practical Expedient *	Non-redeemable	None
Event-Driven	54,955,763	NAV as Practical Expedient *	Quarterly or Greater	None
Global Macro and Trading	31,851,670	NAV as Practical Expedient *	Monthly or Greater	None
Private Equity	647,543,272	NAV as Practical Expedient *	Non-redeemable	None
Real Estate	139,899,009	NAV as Practical Expedient *	Non-redeemable	None
Relative Value	102,900,638	NAV as Practical Expedient *	Quarterly or Greater	None
Passive Foreign Investment Companies
Energy	1,374,215	NAV as Practical Expedient *	Non-redeemable	None
Private Equity	511,441	NAV as Practical Expedient *	Non-redeemable	None
Relative Value	13,791,221	NAV as Practical Expedient *	Non-redeemable	None
Private Corporations
Real Estate	9,598,986	NAV as Practical Expedient *	Non-redeemable	None

Total Investments	$1,227,893,513

*	Unobservable valuation input.
**

Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following: the practical expedient NAV received is not as of the Master Fund’s measurement date; it is probable that the Investment Fund will be sold at a value significantly different than the reported expedient NAV; it is determined by the Board Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund manager.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2014

(Unaudited)

Transfers that occurred between Levels 2 and 3 during the period ended September 30, 2014, based on levels assigned to Investments on March 31, 2014, are included in the table below. The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
	Beginning Balance as of March 31, 2014	Transfers In-Kind ^	Gross Purchases	Gross Sales*	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Ending Balance as of September 30, 2014
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Energy	$—	$192,104,381	$19,556,107	$(16,177,917)	$8,538,526	$21,446,201	$225,467,298
Event-Driven	—	69,150,029	9,550,335	(15,437,871)	516,170	(8,822,900)	54,955,763
Global Macro and Trading	—	29,725,654	—	—	—	2,126,016	31,851,670
Private Equity	—	626,822,061	41,487,231	(90,579,559)	29,593,553	40,219,986	647,543,272
Real Estate	—	149,145,780	4,762,119	(21,494,696)	4,223,018	3,262,788	139,899,009
Relative Value	—	198,401,024	6,394	(97,660,716)	38,671,674	(36,517,738)	102,900,638
Passive Foreign Investment Companies
Energy	—	1,455,515	—	(172,539)	54,109	37,130	1,374,215
Private Equity	—	517,238	—	—	—	(5,797)	511,441
Relative Value	—	18,379,864	53,781	(5,196,018)	1,645,855	(1,092,261)	13,791,221
Private Corporations
Real Estate	—	10,202,859	—	(514,549)	—	(89,324)	9,598,986

Total Investments	$—	$1,295,904,405	$75,415,967	$(247,233,865)	$83,242,905	$20,564,101	$1,227,893,513

^

Transfers In-Kind resulted from a tender offer of the Legacy Master Fund effective March 31, 2014 in a tax free transfer. Investment Funds were received by the Master Fund at market value at the time of transfer, accounted for by transferring the original cost and accumulated unrealized appreciation/depreciation of each of the Investment Funds.

*	Includes Return of Capital and Capital Gain Distributions.

The change in unrealized appreciation/depreciation from Level 3 investments held at September 30, 2014 is $58,939,671.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of September 30, 2014, that qualify for this valuation approach is shown in the table below.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2014

(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments Remaining (in 000s)	Remaining Life *	Redemption Frequency *	Notice Period (in Days) *	Redemption Restrictions and Terms *
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors	$226,842	$38,882	up to 15 years	N/A	N/A	0-15 years
Event-Driven (b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	54,956	N/A	N/A	Quarterly	45-90	0-5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Global Macro and Trading (c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes CTAs.	31,852	N/A	N/A	Quarterly	30-90	0-5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity (d)	Investments in nonpublic companies.	648,054	104,889	up to 10 years	N/A	N/A	0-10 years
Real Estate (e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	149,498	27,745	up to 10 years	N/A	N/A	0-10 years
Relative Value (f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	116,692	N/A	N/A	Quarterly	30-120	0-5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital

		$1,227,894	$171,516

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and CTA’s.

(d)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2014

(Unaudited)

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of September 30, 2014, was $1,058,726,150, resulting in accumulated net unrealized appreciation of $169,167,363 consisting of $315,461,379 in gross unrealized appreciation and $146,294,016 in gross unrealized depreciation.

(b) AFFILIATED INVESTMENT FUNDS

At September 30, 2014, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the period ended September 30, 2014) is shown below:

Investment Funds	Shares 3/31/2014	Shares 9/30/2014	Beginning Fair Value 3/31/2014	Redemptions In-Kind	Transfers In-Kind	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Ending Fair Value 9/30/2014	Interest/ Dividend Income
Blueshift Energy Fund, LP			$—	$—	$29,055,673	$—	$—	$—	$2,536,405	$31,592,078	$—
CCM Small Cap Value Qualified Fund, L.P.			—	—	3,364,576	3,876,164	(5,424,768)	(86,429)	109,734	1,839,277	—
Credit Distressed Blue Line Fund, L.P.			—	—	10,477,931	—	—	—	(1,592,918)	8,885,013	—
Crosslink Crossover Fund IV, L.P.			—	—	673,663	—	(73,776)	43,179	149,513	792,579	—
CX Partners Fund Ltd			—	—	15,554,767	3,128,362	(270,024)	(317,019)	1,669,946	19,766,032	7,144
Dace Ventures I, L.P.			—	—	1,264,582	68,157	(452,460)	359,883	(41,866)	1,198,296	—
EnCap Energy Infrastructure TE Feeder, L.P.			—	—	5,488,590	334,965	—	—	202,752	6,026,307	—
Florida Real Estate Value Fund, L.P.			—	—	6,844,132	—	—	—	(223,581)	6,620,551	—
Fortelus Special Situations Fund LP			—	—	4,309,086	4,350,980	(5,715,087)	(4,149)	770,467	3,711,297	—
Garrison Opportunity Fund LLC			—	—	17,620,138	—	(3,475,089)	—	1,360,677	15,505,726	—
GTIS Brazil Real Estate Fund (Brazilian Real) LP			—	—	20,094,808	—	(873,317)	(10,680)	920,483	20,131,294	—
Halcyon European Structured Opportunities Fund L.P.			—	—	56,154	—	—	—	1,004	57,158	—
Harbinger Capital Partners Fund I, L.P.			—	—	20,191,722	—	—	—	(5,665,855)	14,525,867	—
HealthCor Partners Fund, L.P.			—	—	7,742,635	43,422	(904,417)	274,322	(28,710)	7,127,252	—
Hillcrest Fund, L.P.			—	—	10,675,680	551,299	(1,676,572)	632,778	(473,782)	9,709,403	—
Integral Capital Partners VIII, L.P.			—	—	2,426,709	—	—	—	642,786	3,069,495	—
Kenmont Onshore Fund, L.P.			—	—	15,787	—	—	—	—	15,787	—
LC Fund IV, L.P.			—	—	20,139,863	172,818	(580,830)	76,751	2,836,230	22,644,832	570,223
Magnetar Capital Fund LP			—	—	3,896,051	—	(1,836,481)	905,630	848,959	3,814,159	—
Magnetar SPV LLC			—	—	1,711,346	—	—	—	(116,982)	1,594,364	—
Middle East North Africa Opportunities Fund, L.P.		4,300	—	—	1,323,478	—	—	—	(51,581)	1,271,897	—
Monsoon India Select Equity Fund 2, L.P.			—	—	210,778	—	—	—	42,645	253,423	—
Monsoon Infrastructure & Realty Co-Invest, L.P.			—	—	13,082,919	—	—	—	963,121	14,046,040	—
Montrica Global Opportunities Fund L.P.		21,486	—	—	551,160	—	—	—	(124,135)	427,025	—
Midstream & Resources Follow-On Fund, L.P.			—	—	26,595,655	38,986	(52,731)	44,335	2,607,148	29,233,393	86,994
Passport Global Strategies III Ltd.		1,896	—	—	669,981	—	—	—	(410,389)	259,592	—
Pennybacker II, LP			—	—	6,589,622	52,001	(1,806,204)	1,039,701	220,323	6,095,443	136,627
Phoenix Real Estate Fund (T) L.P.			—	—	5,693,717	—	(5,415,634)	—	1,102,119	1,380,202	—
PIPE Equity Partners, LLC			—	—	8,854,351	—	—	—	(1,398,036)	7,456,315	—
PIPE Select Fund LLC			—	—	21,397,958	—	(1,845,494)	(47,249)	(1,204,704)	18,300,511	—
Private Equity Investment Fund IV, L.P.			—	—	5,365,481	98,176	(567,325)	399,434	329,794	5,625,560	—
Private Equity Investment Fund V, L.P.**			—	—	36,014,529	2,433,440	—	—	1,042,963	39,490,932	—
Quantum Parallel Partners V, L.P.			—	—	26,419,851	5,248,043	—	—	5,692,106	37,360,000	—
Saints Capital VI, L.P.			—	—	13,233,023	113,830	(849,090)	525,936	(495,003)	12,528,696	—
SBC Latin America Housing US Fund, LP			—	—	7,232,432	1,482,895	(142,290)	46,810	(168,756)	8,451,091	—
Tenaska Power Fund II-A, L.P.			—	—	15,466,088	136,774	(26,954)	(48,838)	(93,182)	15,433,888	48,838
Trivest Fund IV, L.P.			—	—	14,941,488	—	(38,212)	38,212	1,134,353	16,075,841	—
Trustbridge Partners III, L.P.			—	—	33,216,294	321,928	(3,852,086)	3,554,478	(2,187,334)	31,053,280	—
Tuckerbrook SB Global Distressed Fund I, L.P.			—	—	4,463,823	—	(422,476)	—	122,583	4,163,930	—
Westview Capital Partners II, L.P.			—	—	24,839,550	1,225,789	(4,524,082)	2,968,397	(81,288)	24,428,366	210,181

			$—	$—	$447,766,071	$23,678,029	$(40,825,399)	$10,395,482	$10,948,009	$451,962,192	$1,060,007

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PMF TEI Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer
Date: November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer
Date: November 21, 2014

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer
Date: November 21, 2014